13. STOCK-BASED COMPENSATION (Details 3)	12 Months Ended
Dec. 31, 2017 ¥ / shares shares
Number of Shares
Unvested on January 1, 2017 | shares	1,311,379
Granted | shares	619,016
Vested | shares	(368,189)
Forfeited or exercised | shares	(301,574)
Unvested on December 31, 2017 | shares	1,260,630
Expected to vest thereafter | shares	1,260,630
Weighted Average Fair Value
Unvested on January 1, 2017 | ¥ / shares	¥ 4.54
Granted | ¥ / shares	4.01
Vested | ¥ / shares	5.99
Forfeited | ¥ / shares	5.39
Unvested on December 31, 2017 | ¥ / shares	3.65
Expected to vest thereafter, Weighted Average Fair Value | ¥ / shares	¥ 3.65